Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Summary Of Significant Accounting Policies [Line Items]
Customers that accounted for total operating revenues	10.00%
Significant customers	1	1	1
Environmental liabilities, current	$ 1	$ 1
Environmental liabilities, non-current	$ 1	$ 2
Wholesale Propane Logistics [Member]
Summary Of Significant Accounting Policies [Line Items]
Customers that accounted for total operating revenues	20.00%	17.00%	17.00%
Investments in Greater Than 20% [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest percentage	20.00%
Investments in Less Than 20% [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership interest percentage	20.00%